Significant Events	12 Months Ended
Dec. 31, 2019
Significant Events
SIGNIFICANT EVENTS

NOTE 03

SIGNIFICANT EVENTS

As of December 31, 2019, the following significant events have occurred and affected the Bank's operations and Consolidated Financial Statements.

a) The Board

During the ordinary session of the Board of Directors of Banco Santander-Chile, held on February 28, 2019, it was agreed to propose to the Ordinary Shareholders' Meeting on April 23, 2019, a dividend of $ 1.88457837 per share, corresponding 60% of the profits for the 2018 fiscal year. Likewise, the board will propose that the remaining 40% of the profits be used to increase the Bank's reserves.

During the ordinary session of the Board of Directors of Banco Santander-Chile, held on March 26, 2019, the following matters were agreed:

-	Due to the resignation of the Director Mr. Andreu Plaza López, the Board of Directors of the Bank has appointed Mr. Rodrigo Echenique Gordillo to replace him as Director.

-	It was agreed to subscribe an agreement with SKBergé S.A., whereby the Bank would acquire the ownership held by SKBergé Financiamiento S.A. in Santander Consumer Chile S.A., representing 49% of the capital stock of Santander Consumer Chile S.A., for a total of $59,063,470,000.

During the ordinary session of the Board of Directors of Banco Santander-Chile, held on July 30, 2019, it was agreed to call an Extraordinary Shareholders Meeting for August 27, 2019, in order to submit for the shareholder's consideration the acquisition of 51% of the shares issued by Santander Consumer Chile S.A.

On August 13, 2019, the favorable opinions of the members of the Board of Directors of Banco Santander-Chile were communicated to the market, regarding the 51% acquisition of the shares of Santander Consumer Chile S.A.

At the Extraordinary Shareholders Meeting of Banco Santander-Chile held on August 27, 2019, it was agreed to approve the operation to acquire 51% of the shares issued by Santander Consumer Chile S.A. The transactions were approved by the Financial Market Commission (FMC) on November 15, 2019, and executed on November 21, 2019.

b) New subsidiaries and corporate modifications

On October 19, 2019, Klare Corredora de Seguros S.A. was created as a digital insurance broker. With prior FMC (former SBIF) authorization by resolution No. 6780 of September 26, 2019, Banco Santander-Chile subscribed to 50.10% of the subsidiary.

On November 27, 2019, the Bank acquired 51% of Santander Consumer S.A., an automobile financing non-banking company, which became a subsidiary of the Bank and a supporting banking business company from SK Berge (49%) and Banco Santander S.A. (2%) for a total amount MCh$62,136. The purchase generated a negative equity effect of MCh$37,041, since it was considered a transaction between entities under common control, the Bank used "predecessor accounting method".

On December 18, 2019, Santander Agencia de Valores Limitada modified its corporate name and business objective, becoming Santander Asesorias Financieras Limitada and having the following object: i) search for alternative sources of financing; ii) restructuring of its liabilities; iii) negotiations to acquire, sell or merge companies; iv) issuance and placement of bonds; v) placement of funds in the capital market; vi) credit or market risk analysis; vii) evaluation of new businesses; viii) knowledge of banking matters; ix) any other activity directly linked to financial advice.

c) Bods issued at December 31, 2019

c.1 Senior bonds

During the year ended December 31, 2019 the Bank has issued senior bonds int the amount of AUD 185,000,000, EUR 65,000,000 and CHF 250,000,000, debt issuance information is included in Note 19.

Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Amount	Maturity date
EUR	EUR	7	1,09%	02-01-2019	40,000,000	07-02-2026
EUR	EUR	15	1,25%	11-26-2019	25,000,000	01-03-2022
Total	EUR				65,000,000
AUD	AUD	15	3,66%	05-13-2019	22,000,000	20-05-2034
AUD	AUD	5	1,13%	07-11-2019	20,000,000	11-07-2024
AUD	AUD	5	1,13%	07-17-2019	28,000,000	17-07-2024
AUD	AUD	5	1,13%	07-17-2019	15,000,000	17-07-2024
AUD	AUD	20	3,05%	08-30-2019	75,000,000	28-02-2039
AUD	AUD	15	3,16%	11-12-2019	12,000,000	20-11-2034
AUD	AUD	15	2,91%	11-21-2019	13,000,000	27-11-2034
Total	AUD				185,000,000
CHF	CHF	5	0,38%	03-12-2019	150,000,000	27-09-2024
CHF	CHF	10	0,14%	08-29-2019	100,000,000	29-08-2029
Total	CHF				250,000,000

c.2 Subordinated bonds

As at December 31, 2019 the Bank had not issued subordinated bonds in this financial year.

c.3 Mortgage bonds

As at December 31, 2019 the Bank had not issued mortgage bonds in this financial year.

c.4       Repurchase of bonds

The Bank has conducted the following repurchase of bonds as of December 31, 2019:

Date	Series	Currency	Amount
02-12-2019	Senior	CLP	10,000,000,000
02-14-2019	Senior	CLP	30,000,000,000
02-19-2019	Senior	CLP	4,200,000,000
02-22-2019	Senior	CLP	14,240,000,000
02-22-2019	Senior	CLP	30,000,000
02-22-2019	Senior	CLP	10,000,000
03-01-2019	Senior	CLP	11,800,000,000
03-04-2019	Senior	CLP	40,080,000,000
03-05-2019	Senior	CLP	20,000,000,000
03-15-2019	Senior	UF	156,000
03-19-2019	Senior	UF	418,000
03-20-2019	Senior	CLP	6,710,000,000
03-20-2019	Senior	UF	154,000
03-21-2019	Senior	UF	100,000
03-25-2019	Senior	UF	100,000
03-26-2019	Senior	UF	90,000
04-08-2019	Senior	CLP	3,950,000,000
04-10-2019	Senior	UF	409,000
04-16-2019	Senior	UF	55,000
04-17-2019	Senior	CLP	130,000,000
04-18-2019	Senior	CLP	330,000,000
05-16-2019	Senior	CLP	14,880,000,000
05-16-2019	Senior	UF	9,000
06-13-2019	Senior	UF	1,000
10-01-2019	Senior	CLP	10,960,000,000
10-02-2019	Senior	CLP	100,000,000
10-04-2019	Senior	CLP	60,000,000
11-05-2019	Senior	CLP	15,220,000,000
11-07-2019	Senior	CLP	3,620,000,000
11-13-2019	Senior	CLP	5,320,000,000
11-14-2019	Senior	UF	2,977,000
11-28-2019	Senior	UF	340,000
12-02-2019	Senior	UF	105,000

d) Others

On January 12, 2019, was published in the "Diario Oficial" Law 21,130 that modernizes Banking Legislation. This law introduces modifications, among other regulatory bodies, to the General Bank Law (LGB), to Law 21,000 creating the Financial Market Commission ("FMC" which replaces former SBIF), to the Organic Law of the State Bank of Chile and to the Tax Code.

The main changes introduced by this law are the integration of the SBIF within the Financial Market Commission (FMC), new capital requirements in accordance with the international standards established by Basel III, in addition to new limits for credit operations.

The new law adopts the highest international standards in banking regulation and supervision, strengthening international competitiveness and contributing to the financial stability of Chile.

The FMC has issued three standards drafts for comment of a total of 16 that are required for the full fulfillment of the new capital requirements:

- Identification of banks with systemic importance.

- New standardized methodology to determine risk-weighted assets operational risk.

- Methodology for computing regulatory capital.

On December 20, 2019, the FMC issued Circular N°2,243 Compendium of Accounting Standards for banks, which incorporates the modifications introduced by the IASB through new standards such as IFRS 9 Financial Instruments (excluding impairment chapter), IFRS 16 Leases, IFRS15 Revenue from Contracts with customers and disclosures required by IFRS 7 Financial Instruments:Disclosures. The modifications pursue greater convergence to IFRS, improving disclosures and contributing to the transparency of the Chilean banking system. The new compendium (CNCB) is applicable from January 1, 2021, and for the purposes of comparative financial statement as of March 2021, 2020 will be a transition year.

Sale of associates

The Bank completed the sale of a significant part of its participation in Sociedad Nexus S.A., which reached 12.9% investment that was registered as an asset held for sale (see Note No. 39).

Social unrest

During October 2019, growing public concern over perceived social inequality led to a rise in social unrest. As a results, certain Bank's branches suffered different level of damages. As of December 31, 2019, the Bank recorded an impairment for an amount of MCh$2,726 (see Note 33), and expenses for MCh$1,823 as other operational expenses (see Note 34). Most of this damage was insured.